COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Purchase Commitments

The Group has entered into purchase commitments for streaming content with future payments (net of VAT) amounting to RUB 5,623 ($62.7) in 2024, RUB 837 ($9.3) in 2025, RUB 283 ($3.2) in 2026, RUB 280 ($3.1) in 2027 and RUB 171 ($1.9) in 2028. The Group has also entered into purchase commitments for other goods and services with future payments (net of VAT) amounting to to RUB 12,196 ($136.0) in 2024, RUB 10,567 ($117.8) in 2025, RUB 1,665 ($18.6) in 2026, RUB 879 ($9.8) in 2027, RUB 613 ($6.8) in 2028 and RUB 826 ($9.2) in 2029.

Legal Proceedings

In the ordinary course of business, the Group is a party to various legal proceedings and subject to claims, certain of which relate to the alleged breach of certain contractual arrangements. The Group intends to vigorously defend any lawsuit and believes that the ultimate outcome of any pending litigation, other legal proceedings or other matters will not have any material adverse effect on the financial condition, results of operations or liquidity of the Group.

As of December 31, 2022 and 2023, the Group recorded liabilities of RUB 726 and RUB 123 ($1.4) respectively, in the accounts payable, accrued and other liabilities line of the consolidated balance sheets for all pending legal matters that were probable and reasonably estimable.

As of December 31, 2022 and 2023 the Group was subject to various legal and regulatory matters that have arisen in the normal course of business. Related claims amounted to RUB 813 and RUB 1,096 ($12.2), respectively. The Group has not recognized a liability in respect of those claims because management does not believe that the Group has incurred a probable material loss by reason of any of those matters.

Environment and Current Economic Situation

In 2023, the Group had principal operations in Russia, as well as certain smaller, early-stage businesses that operated internationally. Ongoing geopolitical tensions and their impact on the Russian and global economy have created an exceptionally challenging environment for the Group’s business, team and shareholders. These developments have adversely impacted (and may in the future materially adversely impact) the macroeconomic climate in Russia, resulting in volatility of the ruble, including significant devaluation, currency controls, increased interest rates and inflation, and a potential contraction in consumer spending, as well as the withdrawal of foreign businesses and suppliers from the Russian market. In addition, laws or regulations have been (and may be in the future) adopted that adversely affected the Group’s non-Russian shareholders and the value of the shares they hold in the Group.

In 2023, the Group was exposed to the economic and financial markets of the Russian Federation which display characteristics of an emerging market. The legal, tax and regulatory frameworks continue to develop and are subject to interpretation and frequent changes.

Higher rates of inflation may lead to an increase in the Group’s operating expenses and capital expenditures. Inflation in Russia (the group’s key market in 2023) was 7.4% for 2023 compared to 11.9% for 2022 (the highest since 2015). The ruble’s sharp depreciation by 38% (weakening from USD/RUB 65.8 as of December 2022, to USD/RUB 90.8 last December) was a major pro-inflationary factor last year. In order to respond to inflation growth and to control the growth of consumer prices, during 2023 the Central Bank of Russia (CBR) raised the key rate several times (overall from 7.5% as of the end of December 2022 to 16.0% as of December 2023) and kept it unchanged so far in 2024. According to the statistical office of the Russian Federation (Rosstat), real GDP in Russia grew 3.6% in 2023 following the 1.2% decline in 2022. Real disposable incomes of the population increased by 5.4% in 2023 following the 1.0% decline in 2022.

In February 2024, the Group announced that it had entered into a definitive agreement with a purchaser consortium to sell all of the Group’s businesses in Russia and certain international markets (the “Sale”) at a total valuation of RUB 475 billion, subject to adjustments, and payable in a combination of cash and Class A shares of the Company (Note 19). The Group completed an internal reorganization in preparation for the Sale: all of Yandex’s assets and operations in Russia and certain international markets, which form the divestment perimeter, are now held by IPJSC “Yandex”, an international public joint stock company incorporated in Russia.

Following the completion of the Sale transaction, the Company will no longer hold any interest in the Russia-based businesses and will retain a portfolio of international businesses and other non-Russian assets initially focused on the markets in Europe, the US and the Middle East.

Taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Group believes it has provided adequately for all tax liabilities based on its understanding of the tax legislation, the above factors may create tax risks for the Group. As of December 31, 2023, except for the unrecognized tax benefits described in Note 10, the Group accrued RUB 13,952 ($155.6) (RUB 10,913 as of December 31, 2022) for contingencies related to non-income taxes, including penalties and interest of RUB 4,280 ($47.7) (RUB 2,439 as of 31 December 2022), as a component of other accrued liabilities and RUB 352 ($3.9) (zero as of December 31, 2022) for contingencies related to non-income taxes, including penalties and interest of RUB 189 ($2.1) (zero as of 31 December 2022), as a component of account payable, accrued and other liabilities in the consolidated balance sheets. Additionally, the Group has identified possible contingencies related to non-income taxes, which are not accrued. Such contingencies could materialize and require the Group to pay additional amounts of tax. As of December 31, 2023, the Group estimated the contingencies related to non-income taxes, including penalties and interest, at approximately RUB 59,143 ($659.4) (RUB 25,232 as of December 31, 2022).